Income Taxes - Unrecognized tax benefits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Unrecognized tax benefits	$ 0	$ 0
Accrued net interest and penalties	$ 0	$ 0